Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / T $ / lb	Dec. 31, 2022 MXN ($) $ / T $ / lb	Dec. 31, 2022 USD ($) $ / T $ / lb
1-6 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 3,045,000,000	$ 3,405,000,000
Average exchange rate	18.42	20.71
1-6 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 2,486,000,000	$ 1,857,000,000
Average exchange rate	5.10	5.34
1-6 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
1-6 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 757,000,000	$ 407,000,000
Average exchange rate	4,436	4,502
1-6 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 345,000,000
Average exchange rate	0	3,926
1-6 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 150,000,000	$ 437,000,000
Average exchange rate	668.06	231.40
1-6 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 344,000,000	$ 299,000,000
Average exchange rate	40.18	42.51
1-6 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 154,000,000	$ 332,000,000
Average exchange rate	558.89	686.50
1-6 months | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 293,000,000
Average exchange rate	0	10.57
1-6 months | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0		$ 0
Average exchange rate	0	0
1-6 months | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 298,000,000
1-6 months | Commodities risk | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,304.43
1-6 months | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,703,000,000	$ 294,000,000
1-6 months | Average price (USD/Ton) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	22.43	2,483	2,483
1-6 months | Sugar (in millions of pesos) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 1,058,000,000
1-6 months | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		17.62	17.62
6-12 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,781,000,000	$ 2,474,000,000
Average exchange rate	18.40	20.86
6-12 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 1,743,000,000
Average exchange rate	0	19.08
6-12 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 1,370,000,000	$ 746,000,000
Average exchange rate	5.07	5.55
6-12 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 9,294,000,000
Average exchange rate	0	4.00
6-12 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 334,000,000	$ 207,000,000
Average exchange rate	4,316	4,977
6-12 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 163,000,000	$ 139,000,000
Average exchange rate	40.66	42.74
6-12 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 117,000,000	$ 182,000,000
Average exchange rate	556.00	664.50
6-12 months | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
6-12 months | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0		$ 0
Average exchange rate	0	0
6-12 months | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 349,000,000
6-12 months | Commodities risk | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2,363.73
6-12 months | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 890,000,000	$ 368,000,000
6-12 months | Average price (USD/Ton) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	22.18	2,480	2,480
6-12 months | Sugar (in millions of pesos) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 631,000,000
6-12 months | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		17.08	17.08
More than 12 | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 11,944,000,000	$ 10,455,000,000
Average exchange rate	19.37	19.84
More than 12 | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 14,022,000,000	$ 6,777,000,000
Average exchange rate	5.05	5.28
More than 12 | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 987,000,000	$ 1,131,000,000
Average exchange rate	3,550	3,550
More than 12 | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Average exchange rate ARS/MXN | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
More than 12 | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 8,447,000,000		$ 9,681
Average exchange rate	0.0016	0.0016
More than 12 | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
More than 12 | Commodities risk | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0
More than 12 | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 745,000,000	$ 0
More than 12 | Average price (USD/Ton) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / lb	22.62	0	0
More than 12 | Sugar (in millions of pesos) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 468,000,000
More than 12 | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T		17.14	17.14